SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended
	Nov. 16, 2022	Oct. 14, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Purchase of common stock warrants							64,788	10,590	12,500
Class of warrant exercise price per share							$ 44.00		$ 44.00
Common stock shares, authorized			1,100,000,000				1,100,000,000				1,100,000,000
Common stock, value			$ 143				$ 143				$ 83
Common stock, shares issued			1,429,129				1,426,629				832,500
Share price								$ 45.60
Shares issued										16,250
Warrant [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants							63,780	2,500	2,500	2,750
Class of warrant exercise price per share								$ 49.60			$ 20.00
Three Employees [Member]
Subsequent Event [Line Items]
Stock option, term						5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount			$ 179,592
Purchase of common stock warrants	71,428
Common stock shares, authorized					2,500
Common stock, value					$ 51,750
Common stock value subscriptions					$ 25,000
Warrant description	The Company also amended the warrant to increase the number of shares of common stock underlying the warrant by another 4,762 (resulting in total shares underlying the warrant of 71,428) and each principal payment is increased from 1/5 of the outstanding not principal balance to 1/4 of the outstanding principal amount.
Shares issued	4,762
Subsequent Event [Member] | Convertible Senior Secured Note Payable and Warrants [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants		66,666
Fair value adjustment of warrants		$ 60,000
Subsequent Event [Member] | Convertible Senior Secured Note Payable and Warrants [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants		4,761
Subsequent Event [Member] | Equity Option [Member] | Three Employees [Member]
Subsequent Event [Line Items]
Common stock, shares issued					18,663
Stock option, term					5 years
Share price					$ 20.70
Payments to purchase common stock					$ 155,250
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Face amount				$ 1,142,857		$ 1,142,857
Original issue discount rate				12.50%		12.50%
Debt payment terms				The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022
Debt interest rate				12.50%		12.50%
Proceeds from debt				$ 874,286
Original issue discount			$ 1,000,000.0	142,857		$ 142,857
Legal fees				$ 125,714
Monthly redemptions			110.00%
Mandatory prepayment of original principal amount, percentage			125.00%
Debt instrument, long term debt			$ 1,428,571
Purchase of common stock warrants			57,142
Class of warrant exercise price per share			$ 0.0001